Revisions of Previously Issued Financial Statements	9 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revisions of Previously Issued Financial Statements

Note 9 – Revisions of Previously Issued Financial Statements

During the course of preparing the Quarterly Report on Form 10-Q for the three months ended September 30, 2019, we identified certain previously duplicated revenues, which resulted in the overstatement of total assets and revenue during the periods outlined below, and the understatement of net losses for the periods outlined below. Additionally, during the course of preparing our Annual Report on Form 10-K for the fiscal year ended June 30, 2019, we identified certain costs of revenue related to consulting services previously being recorded in operating expenses, which resulted in the overstatement of the gross profit for each of the quarters during the fiscal year ended June 30, 2019. We assessed the materiality of these errors on prior periods' financial statements and concluded that the errors were not material to any prior annual or interim periods, but the cumulative adjustments necessary to correct the errors would be material if we recorded the corrections the period in which the errors were identified. In accordance with GAAP, we are revising the prior periods' financial statements when they are next issued. See Item. 4 of Part I, Controls and Procedures.

The tables below disclose the effects on the financial statements included in this Quarterly Report on Form 10-Q and the financial statements yet to be reissued:

	Year Ended June 30, 2018
	As Reported	Adjustment	As Revised
Consolidated Balance Sheet
Total assets	$3,017,731	$(223,766)	$2,793,965
Total liabilities	1,393,902	-	1,393,902
Total stockholders' equity	1,623,829	(223,766)	1,400,063
Net loss	(1,623,182)	(72,501)	(1,695,683)
Net loss per share	(0.30)		(0.31)

	As of March 31, 2019
	As Reported	Adjustment	As Revised
Condensed Consolidated Balance Sheet
Total assets	$8,199,718	$(320,434)	$7,879,284
Total liabilities	3,059,378	-	3,059,378
Total stockholders' equity	5,140,340	(320,434)	4,819,906

	Three Months Ended March 31, 2019
	As Reported	Adjustment	As Revised
Condensed Consolidated Statements of Operations
Total revenue	$2,327,880	$-	$2,327,880
Cost of revenue	1,042,403	124,079	1,166,482
Gross profit	1,285,477	(124,079)	1,161,398
Operating expenses	3,788,644	(124,079)	3,664,565
Net loss	(2,490,103)	-	(2,490,103)
Net loss per share	(0.41)		(0.41)

	Nine Months Ended March 31, 2019
	As Reported	Adjustment	As Revised
Condensed Consolidated Statements of Operations
Total revenue	7,297,859	(96,668)	7,201,191
Cost of revenue	3,197,437	353,175	3,550,612
Gross profit	4,100,422	(449,843)	3,650,579
Operating expenses	10,671,159	(353,175)	10,317,984
Net loss	(6,483,489)	(96,668)	(6,580,157)
Net loss per share	(1.10)		(1.13)

	Year Ended June 30, 2019
	As Reported	Adjustment	As Revised
Consolidated Balance Sheet
Total assets	24,522,671	(320,434)	24,202,237
Total liabilities	2,442,503	-	2,442,503
Total stockholders' equity	22,080,168	(320,434)	21,759,734

Consolidated Statements of Operations
Total revenue	10,919,785	(96,668)	10,823,117
Cost of revenue	4,633,844	-	4,633,844
Gross profit	6,285,941	(96,668)	6,189,273
Operating expenses	18,701,619	-	18,701,619
Net loss	(12,306,547)	(96,668)	(12,403,215)
Net loss per share	(2.04)		(2.05)